First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Communications Equipment – 4.2%
28,545	ADTRAN, Inc.	$651,682
10,344	AudioCodes Ltd.	359,351
626,465	Cisco Systems, Inc.	39,699,087
13,781	Comtech Telecommunications Corp.	326,472
262,320	Gilat Satellite Networks Ltd.	1,854,602
277,417	Juniper Networks, Inc.	9,906,561
62,895	Motorola Solutions, Inc.	17,088,572
280,216	Telefonaktiebolaget LM Ericsson, ADR	3,045,948
12,470	Ubiquiti, Inc.	3,824,549
		76,756,824
	Diversified Telecommunication Services – 10.5%
1,504,839	AT&T, Inc.	37,019,039
9,348	ATN International, Inc.	373,453
682,061	BCE, Inc.	35,494,455
64,844	Cogent Communications Holdings, Inc.	4,745,284
206,235	KT Corp., ADR	2,592,374
2,754,480	Lumen Technologies, Inc.	34,568,724
198,495	Orange S.A., ADR	2,094,122
351,239	Telefonica Brasil S.A., ADR	3,038,217
48,723	Telkom Indonesia Persero Tbk PT, ADR	1,412,480
1,502,860	TELUS Corp.	35,422,410
683,419	Verizon Communications, Inc.	35,510,451
		192,271,009
	Electronic Equipment, Instruments & Components – 4.3%
136,036	Amphenol Corp., Class A	11,897,709
76,080	Avnet, Inc.	3,136,778
30,687	Benchmark Electronics, Inc.	831,618
36,242	CDW Corp.	7,421,637
683,536	Corning, Inc.	25,448,045
24,798	Jabil, Inc.	1,744,539
13,561	Methode Electronics, Inc.	666,794
107,412	National Instruments Corp.	4,690,682
131,312	TE Connectivity Ltd.	21,185,878
78,242	Vishay Intertechnology, Inc.	1,711,153
		78,734,833
	Health Care Technology – 0.0%
3,256	Simulations Plus, Inc.	154,009
	Interactive Media & Services – 0.3%
54,877	Autohome, Inc., ADR	1,617,774
72,282	JOYY, Inc., ADR	3,283,771
		4,901,545
Shares	Description	Value

	Internet & Direct Marketing Retail – 0.1%
8,105	Shutterstock, Inc.	$898,682
	IT Services – 10.6%
80,659	Amdocs Ltd.	6,036,520
200,099	Cognizant Technology Solutions Corp., Class A	17,752,783
19,278	CSG Systems International, Inc.	1,110,798
18,175	Hackett Group (The), Inc.	373,133
420,681	Infosys Ltd., ADR	10,647,436
1,173,542	International Business Machines Corp.	156,855,624
33,620	Switch, Inc., Class A	962,877
		193,739,171
	Media – 2.0%
1,161	Cable One, Inc.	2,047,365
687,382	Comcast Corp., Class A	34,595,936
		36,643,301
	Professional Services – 0.6%
43,330	KBR, Inc.	2,063,375
69,623	Leidos Holdings, Inc.	6,189,485
32,094	Science Applications International Corp.	2,682,737
		10,935,597
	Semiconductors & Semiconductor Equipment – 37.1%
253,464	Analog Devices, Inc.	44,551,367
178,360	Applied Materials, Inc.	28,066,730
248,197	Broadcom, Inc.	165,152,766
12,310	CMC Materials, Inc.	2,359,704
91,246	Himax Technologies, Inc., ADR	1,459,024
2,793,124	Intel Corp.	143,845,886
44,029	KLA Corp.	18,937,313
19,159	Kulicke & Soffa Industries, Inc.	1,159,886
35,344	Lam Research Corp.	25,417,638
169,042	Microchip Technology, Inc.	14,716,796
77,608	NXP Semiconductors N.V.	17,677,550
380,542	QUALCOMM, Inc.	69,589,715
22,346	Silicon Motion Technology Corp., ADR	2,123,540
70,996	Skyworks Solutions, Inc.	11,014,319
523,439	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	62,974,946
357,182	Texas Instruments, Inc.	67,318,092
119,798	United Microelectronics Corp., ADR	1,401,637
		677,766,909
	Software – 13.7%
45,167	Absolute Software Corp.	425,021
19,191	American Software, Inc., Class A	502,228
58,071	CDK Global, Inc.	2,423,884

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
71,551	Citrix Systems, Inc.	$6,768,009
21,694	Dolby Laboratories, Inc., Class A	2,065,703
9,603	Ebix, Inc.	291,931
20,994	InterDigital, Inc.	1,503,800
96,591	McAfee Corp., Class A	2,491,082
415,684	Microsoft Corp.	139,802,843
369,930	NortonLifeLock, Inc.	9,610,781
149,696	Open Text Corp.	7,107,566
757,227	Oracle Corp.	66,037,767
20,018	Progress Software Corp.	966,269
29,623	SAP SE, ADR	4,150,478
18,026	Sapiens International Corp., N.V.	620,996
65,271	SS&C Technologies Holdings, Inc.	5,350,917
		250,119,275
	Technology Hardware, Storage & Peripherals – 13.5%
831,348	Apple, Inc.	147,622,464
1,382,765	Hewlett Packard Enterprise Co.	21,806,204
800,326	HP, Inc.	30,148,280
62,558	Logitech International S.A.	5,159,784
155,851	NetApp, Inc.	14,336,734
183,661	Seagate Technology Holdings PLC	20,750,020
306,275	Xerox Holdings Corp.	6,934,066
		246,757,552
	Wireless Telecommunications Services – 2.9%
103,164	America Movil SAB de CV, ADR, Class L	2,177,792
1,232,023	Mobile TeleSystems PJSC, ADR	9,794,583
465,780	Rogers Communications, Inc., Class B	22,185,101
22,210	Shenandoah Telecommunications Co.	566,355
35,813	SK Telecom Co., Ltd., ADR	955,133
140,130	Telephone & Data Systems, Inc.	2,823,620
960,969	Vodafone Group PLC, ADR	14,347,267
		52,849,851
	Total Investments – 99.8%	1,822,528,558
	(Cost $1,362,206,859) (a)
	Net Other Assets and Liabilities – 0.2%	3,082,979
	Net Assets – 100.0%	$1,825,611,537

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $490,072,376 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $29,750,677. The net unrealized appreciation was $460,321,699.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,822,528,558	$ 1,822,528,558	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS – 21.0%
	Aerospace & Defense – 0.3%
4,157	Lockheed Martin Corp.	$1,477,439
	Biotechnology – 1.3%
17,416	AbbVie, Inc.	2,358,126
7,400	Amgen, Inc.	1,664,778
27,819	Gilead Sciences, Inc.	2,019,938
		6,042,842
	Containers & Packaging – 0.3%
30,107	International Paper Co.	1,414,427
	Diversified Telecommunication Services – 1.3%
159,688	AT&T, Inc.	3,928,325
41,926	Verizon Communications, Inc.	2,178,475
		6,106,800
	Electric Utilities – 4.6%
19,088	American Electric Power Co., Inc.	1,698,259
17,359	Duke Energy Corp.	1,820,959
28,560	Edison International	1,949,220
16,276	Entergy Corp.	1,833,491
23,479	Evergy, Inc.	1,610,894
47,598	FirstEnergy Corp.	1,979,601
38,789	Hawaiian Electric Industries, Inc.	1,609,744
61,245	OGE Energy Corp.	2,350,583
35,039	Pinnacle West Capital Corp.	2,473,403
30,900	Portland General Electric Co.	1,635,228
30,231	Southern (The) Co.	2,073,242
		21,034,624
	Food Products – 2.4%
40,669	Campbell Soup Co.	1,767,475
65,261	Conagra Brands, Inc.	2,228,663
56,811	Flowers Foods, Inc.	1,560,598
23,659	General Mills, Inc.	1,594,143
27,152	Kellogg Co.	1,749,132
58,725	Kraft Heinz (The) Co.	2,108,228
		11,008,239
	Gas Utilities – 1.5%
24,004	National Fuel Gas Co.	1,534,816
23,132	ONE Gas, Inc.	1,794,812
30,646	Spire, Inc.	1,998,732
33,379	UGI Corp.	1,532,430
		6,860,790
	Household Products – 0.4%
11,781	Kimberly-Clark Corp.	1,683,741
	Industrial Conglomerates – 0.3%
8,613	3M Co.	1,529,927
	Insurance – 1.8%
28,753	Axis Capital Holdings Ltd.	1,566,176
35,790	CNA Financial Corp.	1,577,623
37,495	Horace Mann Educators Corp.	1,451,056
40,292	Mercury General Corp.	2,137,894

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
62,238	Old Republic International Corp.	$1,529,810
		8,262,559
	IT Services – 1.1%
19,765	International Business Machines Corp.	2,641,790
142,848	Western Union (The) Co.	2,548,408
		5,190,198
	Multi-Utilities – 3.0%
36,099	Avista Corp.	1,533,847
23,509	Black Hills Corp.	1,659,030
23,369	Consolidated Edison, Inc.	1,993,843
14,710	DTE Energy Co.	1,758,433
64,434	NiSource, Inc.	1,779,023
34,638	NorthWestern Corp.	1,979,908
22,432	Public Service Enterprise Group, Inc.	1,496,887
12,574	Sempra Energy	1,663,289
		13,864,260
	Pharmaceuticals – 0.7%
27,706	Bristol-Myers Squibb Co.	1,727,469
29,200	Pfizer, Inc.	1,724,260
		3,451,729
	Tobacco – 1.6%
81,917	Altria Group, Inc.	3,882,047
62,705	Universal Corp.	3,443,758
		7,325,805
	Trading Companies & Distributors – 0.4%
20,075	MSC Industrial Direct Co., Inc., Class A	1,687,505
	Total Common Stocks	96,940,885
	(Cost $90,272,214)
REAL ESTATE INVESTMENT TRUSTS – 20.1%
	Diversified REITs – 0.3%
8,601	PS Business Parks, Inc.	1,584,046
	Health Care REITs – 3.3%
155,824	Medical Properties Trust, Inc.	3,682,121
90,878	National Health Investors, Inc.	5,222,759
208,271	Omega Healthcare Investors, Inc.	6,162,739
		15,067,619
	Industrial REITs – 0.7%
135,185	Industrial Logistics Properties Trust	3,386,384
	Mortgage REITs – 8.4%
377,129	AGNC Investment Corp.	5,672,020
818,662	Annaly Capital Management, Inc.	6,401,937
160,181	Blackstone Mortgage Trust, Inc., Class A	4,904,742
323,629	Chimera Investment Corp.	4,880,325
244,820	KKR Real Estate Finance Trust, Inc.	5,099,601
1,557,270	New York Mortgage Trust, Inc.	5,793,044
342,421	PennyMac Mortgage Investment Trust	5,934,156
		38,685,825

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares/ Units	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Office REITs – 1.7%
100,768	Corporate Office Properties Trust	$2,818,481
63,845	Highwoods Properties, Inc.	2,846,848
29,617	Kilroy Realty Corp.	1,968,346
		7,633,675
	Retail REITs – 0.7%
66,925	National Retail Properties, Inc.	3,217,085
	Specialized REITs – 5.0%
29,229	CubeSmart	1,663,422
103,323	Four Corners Property Trust, Inc.	3,038,729
75,466	Gaming and Leisure Properties, Inc.	3,672,176
76,049	Iron Mountain, Inc.	3,979,644
15,463	Lamar Advertising Co., Class A	1,875,662
11,105	Life Storage, Inc.	1,701,064
39,630	PotlatchDeltic Corp.	2,386,519
4,690	Public Storage	1,756,686
107,804	VICI Properties, Inc.	3,245,979
		23,319,881
	Total Real Estate Investment Trusts	92,894,515
	(Cost $87,292,275)
MASTER LIMITED PARTNERSHIPS – 19.5%
	Energy Equipment & Services – 1.4%
367,723	USA Compression Partners, L.P.	6,416,766
	Industrial Conglomerates – 1.2%
112,303	Icahn Enterprises, L.P.	5,569,106
	Oil, Gas & Consumable Fuels – 16.9%
204,572	Black Stone Minerals, L.P.	2,113,229
57,815	Cheniere Energy Partners, L.P.	2,442,106
137,147	Crestwood Equity Partners, L.P.	3,783,886
193,196	CrossAmerica Partners, L.P.	3,682,316
70,405	Delek Logistics Partners, L.P.	3,008,406
223,093	Dorchester Minerals, L.P.	4,415,010
311,376	Energy Transfer, L.P.	2,562,624
151,658	Enterprise Products Partners, L.P.	3,330,410
27,501	Enviva Partners, L.P.	1,936,620
169,277	Global Partners, L.P.	3,976,317
231,697	Holly Energy Partners, L.P.	3,820,683
257,693	Kimbell Royalty Partners, L.P.	3,512,356
296,720	KNOT Offshore Partners, L.P.	3,964,179
73,920	Magellan Midstream Partners, L.P.	3,432,845
127,324	MPLX, L.P.	3,767,517
293,608	NuStar Energy, L.P.	4,662,495
315,993	PBF Logistics, L.P.	3,570,721
112,449	Phillips 66 Partners, L.P.	4,056,035
312,692	Plains All American Pipeline, L.P.	2,920,543
269,993	Plains GP Holdings, L.P., Class A	2,737,729
484,207	Shell Midstream Partners, L.P.	5,578,065
86,828	Sunoco, L.P.	3,545,187

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
70,502	Viper Energy Partners, L.P.	$1,502,398
		78,321,677
	Total Master Limited Partnerships	90,307,549
	(Cost $77,172,884)
EXCHANGE-TRADED FUNDS – 19.4%
	Capital Markets – 19.4%
1,880,740	First Trust Tactical High Yield ETF (a)	89,993,409
	(Cost $91,963,507)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 19.4%
	Banks – 9.5%
125,343	Bank of America Corp., Series GG	6.00%	(b)	3,329,110
120,046	Bank of America Corp., Series HH	5.88%	(b)	3,160,811
134,281	Bank of America Corp., Series K (c)	6.45%	12/15/66	3,592,017
130,738	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (d)	6.50%	10/30/40	3,647,590
136,032	Citigroup, Inc., Series J (c)	7.13%	(b)	3,721,836
130,682	Citigroup, Inc., Series K (c)	6.88%	(b)	3,612,050
115,888	JPMorgan Chase & Co., Series DD	5.75%	(b)	3,115,069
117,160	JPMorgan Chase & Co., Series EE	6.00%	(b)	3,192,610
103,380	JPMorgan Chase & Co., Series GG	4.75%	(b)	2,723,029
135,898	PNC Financial Services Group (The), Inc., Series P (c)	6.13%	(b)	3,498,015
147,649	US Bancorp, Series F (c)	6.50%	(b)	3,691,225
126,494	Wells Fargo & Co., Series R (c)	6.63%	(b)	3,521,593
124,964	Wells Fargo & Co., Series Y	5.63%	(b)	3,204,077
				44,009,032
	Capital Markets – 3.1%
142,151	Apollo Global Management, Inc., Series A	6.38%	(b)	3,639,065
133,518	Charles Schwab (The) Corp., Series D	5.95%	(b)	3,402,039
133,420	Morgan Stanley, Series E (c)	7.13%	(b)	3,689,063
129,897	Morgan Stanley, Series F (c)	6.88%	(b)	3,599,446
				14,329,613
	Diversified Telecommunication Services – 1.6%
147,377	Qwest Corp.	6.50%	09/01/56	3,738,955
145,497	Qwest Corp.	6.75%	06/15/57	3,733,453
				7,472,408
	Equity Real Estate Investment Trusts – 0.8%
140,249	Monmouth Real Estate Investment Corp., Series C	6.13%	(b)	3,539,885
	Food Products – 1.7%
125,100	CHS, Inc.	8.00%	(b)	3,865,590
143,247	CHS, Inc., Series 1	7.88%	(b)	4,075,377
				7,940,967
	Insurance – 1.0%
170,779	Hartford Financial Services Group (The), Inc. (c)	7.88%	04/15/42	4,346,326
	Mortgage Real Estate Investment Trusts – 1.7%
159,447	AGNC Investment Corp., Series C (c)	7.00%	(b)	4,099,382

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
144,689	AGNC Investment Corp., Series E (c)	6.50%	(b)	$3,714,167
				7,813,549
	Total $25 Par Preferred Securities			89,451,780
	(Cost $91,782,472)

Total Investments – 99.4%	459,588,138
(Cost $438,483,352) (e)
Net Other Assets and Liabilities – 0.6%	2,847,559
Net Assets – 100.0%	$462,435,697

(a)	Investment in an affiliated fund.
(b)	Perpetual maturity.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at December 31, 2021. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Floating rate security.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $30,652,088 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,547,302. The net unrealized appreciation was $21,104,786.

LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 96,940,885	$ 96,940,885	$ —	$ —
Real Estate Investment Trusts*	92,894,515	92,894,515	—	—
Master Limited Partnerships*	90,307,549	90,307,549	—	—
Exchange-Traded Funds*	89,993,409	89,993,409	—	—
$25 Par Preferred Securities*	89,451,780	89,451,780	—	—
Total Investments	$ 459,588,138	$ 459,588,138	$—	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2021, and for the fiscal year-to-date period (October 1, 2021 to December 31, 2021) are as follows:
Security Name	Shares at 12/31/2021	Value at 9/30/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2021	Dividend Income
First Trust Tactical High Yield ETF	1,880,740	$ 94,677,062	$ 726,531	$ (4,746,060)	$ (603,064)	$ (61,060)	$ 89,993,409	$ 1,260,020

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.9%
	Aerospace & Defense – 2.7%
93,305	BAE Systems PLC	$694,359
177,600	Singapore Technologies Engineering Ltd.	495,530
		1,189,889
	Auto Components – 1.2%
33,600	Yokohama Rubber (The) Co., Ltd.	538,336
	Banks – 9.0%
4,162	Bank of Montreal	448,099
7,012	Bank of Nova Scotia (The)	496,403
4,512	Canadian Imperial Bank of Commerce	525,945
112,415	Emirates NBD Bank PJSC	414,703
131,761	First Abu Dhabi Bank PJSC	675,835
109,200	Mitsubishi UFJ Financial Group, Inc.	593,229
3,614	Royal Bank of Canada	383,556
5,551	Toronto-Dominion Bank (The)	425,579
		3,963,349
	Beverages – 2.0%
137,804	Arca Continental S.A.B. de C.V.	875,059
	Capital Markets – 3.8%
60,037	Ashmore Group PLC	236,475
38,300	IG Group Holdings PLC	421,467
17,437	IGM Financial, Inc.	628,860
14,700	SBI Holdings, Inc.	400,630
		1,687,432
	Construction & Engineering – 1.3%
15,666	Bouygues S.A.	561,648
	Consumer Finance – 0.7%
30,100	Credit Saison Co., Ltd.	316,360
	Diversified Telecommunication Services – 6.5%
12,124	BCE, Inc.	630,761
9,578	Elisa Oyj	590,154
19,000	Nippon Telegraph & Telephone Corp.	520,299
1,141	Swisscom AG	644,380
20,461	TELUS Corp.	481,863
		2,867,457
	Electric Utilities – 9.7%
44,200	Chugoku Electric Power (The) Co., Inc.	357,735
140,094	CK Infrastructure Holdings Ltd.	892,032
60,296	CLP Holdings, Ltd.	608,949
9,744	Emera, Inc.	486,988
29,173	Fortum Oyj	896,431
Shares	Description	Value

	Electric Utilities (Continued)
164,238	Power Assets Holdings Ltd.	$1,023,651
		4,265,786
	Food Products – 1.3%
63,989	Tate & Lyle PLC	572,854
	Gas Utilities – 5.7%
94,505	APA Group	691,696
166,922	Beijing Enterprises Holdings Ltd.	575,848
54,313	Enagas S.A.	1,261,441
		2,528,985
	Household Durables – 2.9%
15,797	JM AB	714,310
25,900	Sekisui House Ltd.	555,917
		1,270,227
	Independent Power & Renewable Electricity Producers – 2.5%
17,583	Capital Power Corp.	548,500
41,800	Electric Power Development Co., Ltd.	554,887
		1,103,387
	Insurance – 12.9%
10,569	Ageas S.A./N.V.	548,094
1,858	Allianz SE	439,249
2,181	Baloise Holding AG	356,878
17,622	Great-West Lifeco, Inc.	528,820
170,590	Legal & General Group PLC	686,934
19,087	Manulife Financial Corp.	363,799
14,500	MS&AD Insurance Group Holdings, Inc.	447,366
66,883	Phoenix Group Holdings PLC	591,339
18,604	Power Corp. of Canada	614,765
954	Swiss Life Holding AG	585,257
1,195	Zurich Insurance Group AG	525,107
		5,687,608
	Internet & Direct Marketing Retail – 1.1%
161,728	Moneysupermarket.com Group PLC	472,839
	Leisure Products – 1.5%
25,600	Sankyo Co., Ltd.	663,423
	Media – 1.8%
25,876	Shaw Communications, Inc., Class B	785,311
	Metals & Mining – 1.2%
29,400	Asahi Holdings, Inc.	523,950
	Multi-Utilities – 2.3%
13,740	ATCO Ltd., Class I	463,811

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities (Continued)
18,875	Canadian Utilities Ltd., Class A	$547,471
		1,011,282
	Oil, Gas & Consumable Fuels – 4.8%
35,172	Keyera Corp.	793,278
25,334	Pembina Pipeline Corp.	768,462
12,234	TC Energy Corp.	568,976
		2,130,716
	Paper & Forest Products – 1.3%
15,030	UPM-Kymmene Oyj	572,556
	Personal Products – 1.0%
90,735	Hengan International Group Co., Ltd.	467,199
	Pharmaceuticals – 3.3%
41,736	GlaxoSmithKline PLC	907,597
5,287	Sanofi	533,185
		1,440,782
	Real Estate Management & Development – 7.6%
313,581	China Overseas Land & Investment Ltd.	742,375
186,544	Henderson Land Development Co., Ltd.	794,257
155,178	New World Development Co., Ltd.	613,942
515,636	Sino Land Co., Ltd.	642,102
46,135	Sun Hung Kai Properties Ltd.	559,711
		3,352,387
	Technology Hardware, Storage & Peripherals – 1.1%
432,996	Lenovo Group Ltd.	497,547
	Tobacco – 3.7%
49,400	Japan Tobacco, Inc.	997,405
9,472	KT&G Corp.	629,475
		1,626,880
	Water Utilities – 0.9%
304,205	Guangdong Investment Ltd.	386,618
	Wireless Telecommunications Services – 1.1%
16,800	KDDI Corp.	491,016
	Total Common Stocks	41,850,883
	(Cost $39,941,496)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 4.6%
	Equity Real Estate Investment Trusts – 4.6%
689	Japan Metropolitan Fund Investment Corp.	$593,583
252,371	Primary Health Properties PLC	517,177
35,824	SmartCentres Real Estate Investment Trust	911,637
	Total Real Estate Investment Trusts	2,022,397
	(Cost $1,939,188)
	Total Investments – 99.5%	43,873,280
	(Cost $41,880,684) (a)
	Net Other Assets and Liabilities – 0.5%	237,815
	Net Assets – 100.0%	$44,111,095

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,058,502 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,065,906. The net unrealized appreciation was $1,992,596.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 41,850,883	$ 41,850,883	$ —	$ —
Real Estate Investment Trusts*	2,022,397	2,022,397	—	—
Total Investments	$ 43,873,280	$ 43,873,280	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Canadian Dollar	26.0%
Hong Kong Dollar	17.8
Japanese Yen	17.2
Euro	12.3
British Pound Sterling	11.6
Swiss Franc	4.8
United Arab Emirates Dirham	2.5
Mexican Peso	2.0
Swedish Krona	1.6
Australian Dollar	1.6
South Korean Won	1.5
Singapore Dollar	1.1
Total	100.0%

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.7%
	Aerospace & Defense – 0.8%
1,619	AAR Corp. (a)	$63,189
6,970	Maxar Technologies, Inc.	205,824
1,427	Raytheon Technologies Corp.	122,808
		391,821
	Auto Components – 0.3%
13,408	Tenneco, Inc., Class A (a)	151,510
	Automobiles – 1.4%
622	Tesla, Inc. (a)	657,317
	Banks – 13.1%
2,445	Ameris Bancorp	121,468
8,309	Associated Banc-Corp.	187,700
894	BOK Financial Corp.	94,308
6,172	Cadence Bank	183,864
2,130	First Financial Bancorp	51,929
4,587	FNB Corp.	55,640
2,672	Hilltop Holdings, Inc.	93,894
23,771	Huntington Bancshares, Inc. (b)	366,549
10,296	Investors Bancorp, Inc.	155,984
2,738	JPMorgan Chase & Co. (b)	433,562
905	Meta Financial Group, Inc.	53,992
732	NBT Bancorp, Inc.	28,197
2,067	PacWest Bancorp	93,366
5,970	PNC Financial Services Group (The), Inc. (b)	1,197,105
2,186	Prosperity Bancshares, Inc. (b)	158,048
21,839	Regions Financial Corp. (b)	476,090
2,545	Sterling Bancorp	65,636
2,798	Synovus Financial Corp.	133,940
3,288	United Bankshares, Inc.	119,289
14,341	US Bancorp (b)	805,534
2,723	Webster Financial Corp.	152,052
24,215	Wells Fargo & Co. (b)	1,161,836
1,842	WesBanco, Inc.	64,452
		6,254,435
	Beverages – 0.3%
2,129	Coca-Cola (The) Co.	126,058
	Biotechnology – 2.0%
1,467	AbbVie, Inc. (b)	198,632
571	Amgen, Inc.	128,458
340	Biogen, Inc. (a)	81,573
1,571	Gilead Sciences, Inc.	114,070
1,590	Incyte Corp. (a)	116,706
256	Moderna, Inc. (a)	65,019
172	Regeneron Pharmaceuticals, Inc. (a)	108,621
615	Vertex Pharmaceuticals, Inc. (a)	135,054
		948,133
	Chemicals – 4.8%
507	Albemarle Corp.	118,521
2,604	CF Industries Holdings, Inc.	184,311
3,716	Chemours (The) Co.	124,709
2,861	Corteva, Inc.	135,268
1,976	Dow, Inc.	112,079

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
1,521	DuPont de Nemours, Inc.	$122,866
1,080	Eastman Chemical Co.	130,583
518	Ecolab, Inc.	121,518
2,658	Ecovyst, Inc.	27,218
5,111	Element Solutions, Inc. (b)	124,095
1,303	FMC Corp.	143,187
1,483	Ingevity Corp. (a)	106,331
4,262	Kraton Corp. (a)	197,416
1,201	LyondellBasell Industries N.V., Class A	110,768
725	PPG Industries, Inc.	125,019
1,382	RPM International, Inc.	139,582
3,902	Valvoline, Inc.	145,506
1,434	Westlake Chemical Corp.	139,284
		2,308,261
	Commercial Services & Supplies – 0.3%
1,757	Interface, Inc.	28,024
1,872	Stericycle, Inc. (a)	111,646
		139,670
	Construction & Engineering – 0.8%
5,120	AECOM (a)	396,032
	Consumer Finance – 1.4%
5,296	Ally Financial, Inc.	252,142
933	Capital One Financial Corp.	135,369
372	Nelnet, Inc., Class A	36,337
4,771	Synchrony Financial	221,327
		645,175
	Containers & Packaging – 0.3%
9,893	O-I Glass, Inc. (a)	119,013
	Diversified Consumer Services – 1.0%
12,189	H&R Block, Inc.	287,173
4,699	Terminix Global Holdings, Inc. (a)	212,536
		499,709
	Diversified Financial Services – 1.0%
1,673	Berkshire Hathaway, Inc., Class B (a) (b)	500,227
	Diversified Telecommunication Services – 1.9%
5,082	AT&T, Inc. (b)	125,017
63,698	Lumen Technologies, Inc. (b)	799,410
		924,427
	Electrical Equipment – 0.3%
11,753	GrafTech International Ltd.	139,038
	Electronic Equipment, Instruments & Components – 0.2%
7,222	TTM Technologies, Inc. (a)	107,608
	Energy Equipment & Services – 0.7%
58,393	TechnipFMC PLC (a)	345,687
	Food & Staples Retailing – 0.9%
5,313	Albertsons Cos., Inc., Class A	160,399

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food & Staples Retailing (Continued)
5,296	United Natural Foods, Inc. (a)	$259,928
		420,327
	Food Products – 0.7%
2,076	Campbell Soup Co.	90,223
897	JM Smucker (The) Co.	121,831
5,429	Nomad Foods Ltd. (a)	137,842
		349,896
	Health Care Equipment & Supplies – 4.9%
1,503	Abbott Laboratories	211,532
343	ABIOMED, Inc. (a)	123,195
170	Align Technology, Inc. (a)	111,721
1,537	Baxter International, Inc.	131,936
450	Becton Dickinson and Co.	113,166
2,741	Boston Scientific Corp. (a)	116,438
264	Cooper (The) Cos., Inc.	110,600
2,029	DENTSPLY SIRONA, Inc.	113,198
230	DexCom, Inc. (a)	123,499
998	Edwards Lifesciences Corp. (a)	129,291
1,481	Hologic, Inc. (a)	113,386
173	IDEXX Laboratories, Inc. (a)	113,914
350	Intuitive Surgical, Inc. (a)	125,755
1,205	Medtronic PLC	124,657
411	ResMed, Inc.	107,057
542	STERIS PLC	131,928
448	Stryker Corp.	119,804
317	Teleflex, Inc.	104,128
832	Zimmer Biomet Holdings, Inc.	105,697
		2,330,902
	Health Care Providers & Services – 4.3%
1,007	AmerisourceBergen Corp.	133,820
2,293	Cardinal Health, Inc. (b)	118,067
578	Cigna Corp.	132,726
9,700	Community Health Systems, Inc. (a)	129,107
1,361	CVS Health Corp. (b)	140,401
869	DaVita, Inc. (a) (b)	98,857
468	HCA Healthcare, Inc.	120,239
1,595	Henry Schein, Inc. (a)	123,660
290	Humana, Inc.	134,519
396	Laboratory Corp of America Holdings (a)	124,427
574	McKesson Corp.	142,679
785	Quest Diagnostics, Inc.	135,813
819	UnitedHealth Group, Inc.	411,253
784	Universal Health Services, Inc., Class B	101,654
		2,047,222
	Health Care Technology – 0.9%
10,505	Allscripts Healthcare Solutions, Inc. (a)	193,817
1,534	Cerner Corp.	142,463
22,843	Multiplan Corp. (a)	101,194
		437,474
	Hotels, Restaurants & Leisure – 0.3%
838	Expedia Group, Inc. (a)	151,443

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables – 0.3%
4,327	Taylor Morrison Home Corp. (a)	$151,272
	Household Products – 0.4%
4,942	Energizer Holdings, Inc.	198,174
	Independent Power & Renewable Electricity Producers – 0.5%
9,969	Vistra Corp.	226,994
	Industrial Conglomerates – 2.0%
10,024	General Electric Co. (b)	946,967
	Insurance – 0.4%
2,642	Axis Capital Holdings Ltd.	143,910
2,504	MBIA, Inc. (a)	39,538
		183,448
	Interactive Media & Services – 4.6%
263	Alphabet, Inc., Class A (a)	761,922
263	Alphabet, Inc., Class C (a)	761,014
2,008	Meta Platforms, Inc., Class A (a) (b)	675,391
		2,198,327
	Internet & Direct Marketing Retail – 3.0%
346	Amazon.com, Inc. (a) (b)	1,153,682
36,390	Qurate Retail, Inc., Series A (b)	276,564
		1,430,246
	IT Services – 1.7%
6,515	Alliance Data Systems Corp. (b)	433,704
2,035	DXC Technology Co. (a)	65,507
843	International Business Machines Corp.	112,675
888	Visa, Inc., Class A	192,438
		804,324
	Leisure Products – 0.4%
10,409	Smith & Wesson Brands, Inc.	185,280
	Life Sciences Tools & Services – 3.0%
682	Agilent Technologies, Inc.	108,881
151	Bio-Rad Laboratories, Inc., Class A (a)	114,091
281	Charles River Laboratories International, Inc. (a)	105,875
510	Danaher Corp.	167,795
246	Illumina, Inc. (a)	93,588
453	IQVIA Holdings, Inc. (a)	127,810
75	Mettler-Toledo International, Inc. (a)	127,291
638	PerkinElmer, Inc.	128,276
321	Thermo Fisher Scientific, Inc. (b)	214,184
295	Waters Corp. (a)	109,917
259	West Pharmaceutical Services, Inc.	121,474
		1,419,182
	Machinery – 0.3%
4,405	Kennametal, Inc.	158,184
	Media – 1.2%
5,329	Altice USA, Inc., Class A (a)	86,223
4,115	AMC Networks, Inc., Class A (a)	141,721

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Media (Continued)
2,398	Nexstar Media Group, Inc., Class A (b)	$362,050
		589,994
	Metals & Mining – 4.9%
2,870	Alcoa Corp.	170,995
7,299	AngloGold Ashanti Ltd., ADR	153,133
6,012	Barrick Gold Corp.	114,228
19,240	Cia de Minas Buenaventura SAA, ADR (a)	140,837
14,094	Eldorado Gold Corp. (a)	131,779
9,725	First Majestic Silver Corp.	108,045
811	Franco-Nevada Corp.	112,153
3,526	Freeport-McMoRan, Inc.	147,140
20,662	Kinross Gold Corp. (b)	120,046
6,735	MAG Silver Corp. (a)	105,537
2,060	Newmont Corp.	127,761
952	Nucor Corp.	108,671
4,683	Pan American Silver Corp.	116,934
781	Reliance Steel & Aluminum Co.	126,694
1,057	Royal Gold, Inc.	111,207
18,886	Sandstorm Gold Ltd. (a)	117,093
13,041	SilverCrest Metals, Inc. (a)	103,154
7,224	SSR Mining, Inc.	127,865
2,644	Wheaton Precious Metals Corp.	113,507
		2,356,779
	Multiline Retail – 0.5%
5,782	Big Lots, Inc.	260,479
	Oil, Gas & Consumable Fuels – 8.9%
10,398	Antero Resources Corp. (a)	181,965
7,753	APA Corp.	208,478
1,268	Chevron Corp.	148,800
11,485	CNX Resources Corp. (a)	157,919
2,233	ConocoPhillips	161,178
10,670	CVR Energy, Inc.	179,363
9,097	Delek US Holdings, Inc. (a)	136,364
15,028	DHT Holdings, Inc.	77,995
1,719	Diamondback Energy, Inc.	185,394
1,875	EOG Resources, Inc.	166,556
2,251	Exxon Mobil Corp.	137,739
3,479	Green Plains, Inc. (a)	120,930
4,427	HollyFrontier Corp.	145,117
8,929	Magnolia Oil & Gas Corp., Class A	168,490
11,195	Marathon Oil Corp.	183,822
2,170	Marathon Petroleum Corp.	138,858
6,155	Murphy Oil Corp.	160,707
5,563	Occidental Petroleum Corp. (b)	161,271
4,887	Ovintiv, Inc.	164,692
16,169	PBF Energy, Inc., Class A (a)	209,712
3,392	PDC Energy, Inc.	165,462
1,885	Phillips 66	136,587
831	Pioneer Natural Resources Co.	151,142
9,859	Range Resources Corp. (a)	175,786
2,509	Renewable Energy Group, Inc. (a)	106,482
9,508	Scorpio Tankers, Inc.	121,798
6,634	SFL Corp., Ltd.	54,067

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
2,123	Valero Energy Corp.	$159,459
		4,266,133
	Personal Products – 1.3%
57,922	Coty, Inc., Class A (a) (b)	608,181
	Pharmaceuticals – 3.4%
2,098	Bristol-Myers Squibb Co.	130,810
964	Catalent, Inc. (a)	123,421
649	Eli Lilly & Co.	179,267
2,342	Johnson & Johnson (b)	400,646
2,224	Merck & Co., Inc.	170,447
2,956	Perrigo Co. PLC	114,988
4,173	Pfizer, Inc.	246,416
8,538	Viatris, Inc.	115,519
560	Zoetis, Inc.	136,657
		1,618,171
	Road & Rail – 1.3%
1,227	Avis Budget Group, Inc. (a)	254,443
4,259	Ryder System, Inc.	351,069
		605,512
	Semiconductors & Semiconductor Equipment – 1.5%
634	Enphase Energy, Inc. (a)	115,984
1,869	Magnachip Semiconductor Corp. (a)	39,193
1,842	NVIDIA Corp. (b)	541,751
		696,928
	Software – 5.1%
10,779	Avaya Holdings Corp. (a)	213,424
6,303	Microsoft Corp. (b)	2,119,825
467	salesforce.com, Inc. (a)	118,679
		2,451,928
	Specialty Retail – 2.3%
9,388	Academy Sports & Outdoors, Inc. (a) (b)	412,133
76	AutoZone, Inc. (a)	159,326
4,113	Bed Bath & Beyond, Inc. (a)	59,968
2,196	Conn’s, Inc. (a)	51,650
1,360	Group 1 Automotive, Inc.	265,499
198	O’Reilly Automotive, Inc. (a)	139,833
		1,088,409
	Technology Hardware, Storage & Peripherals – 4.9%
13,284	Apple, Inc. (b)	2,358,840
	Thrifts & Mortgage Finance – 0.2%
2,813	Capitol Federal Financial, Inc.	31,871
2,024	Kearny Financial Corp.	26,818
934	Mr Cooper Group, Inc. (a)	38,864
		97,553
	Total Common Stocks	45,292,690
	(Cost $39,136,349)

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 4.6%
	Equity Real Estate Investment Trusts – 0.8%
3,306	SL Green Realty Corp. (a)	$237,040
3,447	Weyerhaeuser Co.	141,948
		378,988
	Mortgage Real Estate Investment Trusts – 3.8%
37,888	AGNC Investment Corp. (b)	569,836
95,915	Annaly Capital Management, Inc. (b)	750,055
3,720	BrightSpire Capital, Inc.	38,167
3,693	Ladder Capital Corp.	44,279
37,657	New Residential Investment Corp. (b)	403,306
		1,805,643
	Total Real Estate Investment Trusts	2,184,631
	(Cost $2,226,792)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 1.2%
	Independent Power & Renewable Electricity Producers – 0.4%
2,247	NextEra Energy Partners, L.P. (c)	189,647
	Oil, Gas & Consumable Fuels – 0.8%
12,151	Black Stone Minerals, L.P.	125,520
3,181	Sunoco, L.P.	129,880
6,636	Teekay LNG Partners, L.P. (c)	112,347
		367,747
	Total Master Limited Partnerships	557,394
	(Cost $502,591)
	Total Investments – 100.5%	48,034,715
	(Cost $41,865,732) (d)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (2.4)%
(5)	S&P 500® Index	$2,383,090	$4,500.00	01/21/22	(145,250)
(10)	S&P 500® Index	4,766,180	4,625.00	01/21/22	(167,870)
(10)	S&P 500® Index	4,766,180	4,650.00	01/21/22	(145,250)
(24)	S&P 500® Index	11,438,832	4,700.00	02/18/22	(360,408)
(14)	S&P 500® Index	6,672,652	4,725.00	02/18/22	(174,720)
(9)	S&P 500® Index	4,289,562	4,700.00	03/18/22	(165,600)
	Total Call Options Written				(1,159,098)
	(Premiums received $901,779) (d)

Net Other Assets and Liabilities – 1.9%	941,003
Net Assets – 100.0%	$47,816,620

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged to cover options written.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,759,250 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,847,586. The net unrealized appreciation was $5,911,664. The amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 45,292,690	$ 45,292,690	$ —	$ —
Real Estate Investment Trusts*	2,184,631	2,184,631	—	—
Master Limited Partnerships*	557,394	557,394	—	—
Total Investments	$ 48,034,715	$ 48,034,715	$—	$—

LIABILITIES TABLE
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (1,159,098)	$ (984,378)	$ (174,720)	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.6%
	Aerospace & Defense – 0.8%
327	AAR Corp. (a)	$12,763
1,409	Maxar Technologies, Inc.	41,608
289	Raytheon Technologies Corp.	24,871
		79,242
	Auto Components – 0.3%
2,710	Tenneco, Inc., Class A (a)	30,623
	Automobiles – 1.4%
127	Tesla, Inc. (a)	134,211
	Banks – 13.1%
493	Ameris Bancorp	24,492
1,680	Associated Banc-Corp.	37,951
181	BOK Financial Corp.	19,094
1,247	Cadence Bank	37,148
431	First Financial Bancorp	10,508
927	FNB Corp.	11,244
540	Hilltop Holdings, Inc.	18,976
4,864	Huntington Bancshares, Inc. (b)	75,003
2,082	Investors Bancorp, Inc.	31,542
560	JPMorgan Chase & Co. (b)	88,676
183	Meta Financial Group, Inc.	10,918
148	NBT Bancorp, Inc.	5,701
418	PacWest Bancorp	18,881
1,222	PNC Financial Services Group (The), Inc. (b)	245,035
442	Prosperity Bancshares, Inc. (b)	31,957
4,467	Regions Financial Corp. (b)	97,381
514	Sterling Bancorp	13,256
565	Synovus Financial Corp.	27,047
665	United Bankshares, Inc.	24,126
2,937	US Bancorp (b)	164,971
550	Webster Financial Corp.	30,712
4,961	Wells Fargo & Co. (b)	238,029
372	WesBanco, Inc.	13,016
		1,275,664
	Beverages – 0.3%
430	Coca-Cola (The) Co.	25,460
	Biotechnology – 2.0%
297	AbbVie, Inc.	40,214
116	Amgen, Inc.	26,097
69	Biogen, Inc. (a)	16,554
318	Gilead Sciences, Inc.	23,090
322	Incyte Corp. (a)	23,635
51	Moderna, Inc. (a)	12,953
35	Regeneron Pharmaceuticals, Inc. (a)	22,103
124	Vertex Pharmaceuticals, Inc. (a)	27,230
		191,876
	Chemicals – 4.8%
102	Albemarle Corp.	23,845
527	CF Industries Holdings, Inc.	37,301
750	Chemours (The) Co.	25,170
578	Corteva, Inc.	27,328
399	Dow, Inc.	22,631

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
307	DuPont de Nemours, Inc.	$24,799
218	Eastman Chemical Co.	26,358
105	Ecolab, Inc.	24,632
537	Ecovyst, Inc.	5,499
1,033	Element Solutions, Inc.	25,081
263	FMC Corp.	28,901
300	Ingevity Corp. (a)	21,510
861	Kraton Corp. (a)	39,882
243	LyondellBasell Industries N.V., Class A	22,412
146	PPG Industries, Inc.	25,176
279	RPM International, Inc.	28,179
789	Valvoline, Inc.	29,422
290	Westlake Chemical Corp.	28,168
		466,294
	Commercial Services & Supplies – 0.3%
355	Interface, Inc.	5,662
378	Stericycle, Inc. (a)	22,544
		28,206
	Construction & Engineering – 0.8%
1,033	AECOM (a)	79,903
	Consumer Finance – 1.3%
1,070	Ally Financial, Inc.	50,943
189	Capital One Financial Corp.	27,422
75	Nelnet, Inc., Class A	7,326
964	Synchrony Financial	44,720
		130,411
	Containers & Packaging – 0.2%
1,997	O-I Glass, Inc. (a)	24,024
	Diversified Consumer Services – 1.0%
2,465	H&R Block, Inc.	58,076
949	Terminix Global Holdings, Inc. (a)	42,923
		100,999
	Diversified Financial Services – 1.1%
342	Berkshire Hathaway, Inc., Class B (a)	102,258
	Diversified Telecommunication Services – 1.9%
1,028	AT&T, Inc.	25,289
13,056	Lumen Technologies, Inc. (b)	163,853
		189,142
	Electrical Equipment – 0.3%
2,369	GrafTech International Ltd.	28,025
	Electronic Equipment, Instruments & Components – 0.2%
1,459	TTM Technologies, Inc. (a)	21,739
	Energy Equipment & Services – 0.7%
11,788	TechnipFMC PLC (a)	69,785
	Food & Staples Retailing – 0.9%
1,075	Albertsons Cos., Inc., Class A	32,454

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food & Staples Retailing (Continued)
1,067	United Natural Foods, Inc. (a)	$52,369
		84,823
	Food Products – 0.7%
420	Campbell Soup Co.	18,253
181	JM Smucker (The) Co.	24,584
1,100	Nomad Foods Ltd. (a)	27,929
		70,766
	Health Care Equipment & Supplies – 4.8%
304	Abbott Laboratories	42,785
69	ABIOMED, Inc. (a)	24,783
34	Align Technology, Inc. (a)	22,344
311	Baxter International, Inc.	26,696
91	Becton Dickinson and Co.	22,884
554	Boston Scientific Corp. (a)	23,534
53	Cooper (The) Cos., Inc.	22,204
410	DENTSPLY SIRONA, Inc.	22,874
46	DexCom, Inc. (a)	24,700
202	Edwards Lifesciences Corp. (a)	26,169
299	Hologic, Inc. (a)	22,891
35	IDEXX Laboratories, Inc. (a)	23,046
71	Intuitive Surgical, Inc. (a)	25,510
244	Medtronic PLC	25,242
83	ResMed, Inc.	21,620
110	STERIS PLC	26,775
90	Stryker Corp.	24,068
64	Teleflex, Inc.	21,023
168	Zimmer Biomet Holdings, Inc.	21,343
		470,491
	Health Care Providers & Services – 4.3%
204	AmerisourceBergen Corp.	27,109
463	Cardinal Health, Inc. (b)	23,840
117	Cigna Corp.	26,867
1,961	Community Health Systems, Inc. (a)	26,101
275	CVS Health Corp.	28,369
176	DaVita, Inc. (a)	20,022
95	HCA Healthcare, Inc.	24,407
323	Henry Schein, Inc. (a)	25,042
59	Humana, Inc.	27,368
80	Laboratory Corp of America Holdings (a)	25,137
116	McKesson Corp.	28,834
159	Quest Diagnostics, Inc.	27,509
168	UnitedHealth Group, Inc.	84,359
159	Universal Health Services, Inc., Class B	20,616
		415,580
	Health Care Technology – 0.9%
2,122	Allscripts Healthcare Solutions, Inc. (a)	39,151
310	Cerner Corp.	28,790
4,613	Multiplan Corp. (a)	20,435
		88,376
	Hotels, Restaurants & Leisure – 0.3%
169	Expedia Group, Inc. (a)	30,542

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables – 0.3%
874	Taylor Morrison Home Corp. (a)	$30,555
	Household Products – 0.4%
999	Energizer Holdings, Inc.	40,060
	Independent Power & Renewable Electricity Producers – 0.5%
2,014	Vistra Corp.	45,859
	Industrial Conglomerates – 2.0%
2,053	General Electric Co. (b)	193,947
	Insurance – 0.4%
534	Axis Capital Holdings Ltd.	29,087
505	MBIA, Inc. (a)	7,974
		37,061
	Interactive Media & Services – 4.6%
54	Alphabet, Inc., Class A (a)	156,440
54	Alphabet, Inc., Class C (a)	156,254
411	Meta Platforms, Inc., Class A (a)	138,240
		450,934
	Internet & Direct Marketing Retail – 3.0%
70	Amazon.com, Inc. (a) (b)	233,404
7,355	Qurate Retail, Inc., Series A (b)	55,898
		289,302
	IT Services – 1.7%
1,334	Alliance Data Systems Corp. (b)	88,804
411	DXC Technology Co. (a)	13,230
171	International Business Machines Corp.	22,856
179	Visa, Inc., Class A (b)	38,791
		163,681
	Leisure Products – 0.4%
2,108	Smith & Wesson Brands, Inc.	37,522
	Life Sciences Tools & Services – 2.9%
138	Agilent Technologies, Inc.	22,032
30	Bio-Rad Laboratories, Inc., Class A (a)	22,667
57	Charles River Laboratories International, Inc. (a)	21,476
103	Danaher Corp.	33,888
50	Illumina, Inc. (a)	19,022
92	IQVIA Holdings, Inc. (a)	25,957
15	Mettler-Toledo International, Inc. (a)	25,458
129	PerkinElmer, Inc.	25,937
65	Thermo Fisher Scientific, Inc.	43,371
60	Waters Corp. (a)	22,356
52	West Pharmaceutical Services, Inc.	24,388
		286,552
	Machinery – 0.3%
890	Kennametal, Inc.	31,960
	Media – 1.2%
1,073	Altice USA, Inc., Class A (a)	17,361
832	AMC Networks, Inc., Class A (a)	28,654

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Media (Continued)
484	Nexstar Media Group, Inc., Class A	$73,075
		119,090
	Metals & Mining – 4.9%
579	Alcoa Corp.	34,497
1,476	AngloGold Ashanti Ltd., ADR	30,966
1,215	Barrick Gold Corp.	23,085
3,890	Cia de Minas Buenaventura SAA, ADR (a)	28,475
2,848	Eldorado Gold Corp. (a)	26,629
1,966	First Majestic Silver Corp.	21,842
164	Franco-Nevada Corp.	22,679
712	Freeport-McMoRan, Inc.	29,712
4,172	Kinross Gold Corp.	24,239
1,360	MAG Silver Corp. (a)	21,311
417	Newmont Corp.	25,862
192	Nucor Corp.	21,917
946	Pan American Silver Corp.	23,621
158	Reliance Steel & Aluminum Co.	25,631
214	Royal Gold, Inc.	22,515
3,820	Sandstorm Gold Ltd. (a)	23,684
2,637	SilverCrest Metals, Inc. (a)	20,859
1,461	SSR Mining, Inc.	25,860
534	Wheaton Precious Metals Corp.	22,925
		476,309
	Multiline Retail – 0.5%
1,169	Big Lots, Inc.	52,663
	Oil, Gas & Consumable Fuels – 8.9%
2,102	Antero Resources Corp. (a)	36,785
1,569	APA Corp.	42,190
256	Chevron Corp.	30,042
2,325	CNX Resources Corp. (a)	31,969
452	ConocoPhillips	32,625
2,159	CVR Energy, Inc.	36,293
1,837	Delek US Holdings, Inc. (a)	27,537
3,039	DHT Holdings, Inc.	15,772
348	Diamondback Energy, Inc.	37,532
379	EOG Resources, Inc.	33,666
455	Exxon Mobil Corp.	27,841
704	Green Plains, Inc. (a)	24,471
895	HollyFrontier Corp.	29,338
1,803	Magnolia Oil & Gas Corp., Class A	34,023
2,264	Marathon Oil Corp.	37,175
438	Marathon Petroleum Corp.	28,028
1,242	Murphy Oil Corp.	32,429
1,124	Occidental Petroleum Corp.	32,585
988	Ovintiv, Inc.	33,296
3,272	PBF Energy, Inc., Class A (a)	42,438
686	PDC Energy, Inc.	33,463
381	Phillips 66	27,607
168	Pioneer Natural Resources Co.	30,556
1,992	Range Resources Corp. (a)	35,517
508	Renewable Energy Group, Inc. (a)	21,559
1,923	Scorpio Tankers, Inc.	24,634
1,343	SFL Corp., Ltd.	10,945

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
429	Valero Energy Corp.	$32,222
		862,538
	Personal Products – 1.3%
11,845	Coty, Inc., Class A (a) (b)	124,372
	Pharmaceuticals – 3.4%
424	Bristol-Myers Squibb Co.	26,437
195	Catalent, Inc. (a)	24,966
131	Eli Lilly & Co.	36,185
473	Johnson & Johnson	80,916
450	Merck & Co., Inc.	34,488
598	Perrigo Co. PLC	23,262
843	Pfizer, Inc. (b)	49,779
1,727	Viatris, Inc.	23,366
113	Zoetis, Inc.	27,575
		326,974
	Road & Rail – 1.3%
251	Avis Budget Group, Inc. (a)	52,050
861	Ryder System, Inc.	70,972
		123,022
	Semiconductors & Semiconductor Equipment – 1.5%
128	Enphase Energy, Inc. (a)	23,416
378	Magnachip Semiconductor Corp. (a)	7,927
377	NVIDIA Corp.	110,879
		142,222
	Software – 5.2%
2,178	Avaya Holdings Corp. (a)	43,125
1,291	Microsoft Corp. (b)	434,189
94	salesforce.com, Inc. (a)	23,888
		501,202
	Specialty Retail – 2.3%
1,923	Academy Sports & Outdoors, Inc. (a) (b)	84,420
15	AutoZone, Inc. (a)	31,446
831	Bed Bath & Beyond, Inc. (a)	12,116
443	Conn’s, Inc. (a)	10,419
273	Group 1 Automotive, Inc.	53,295
40	O’Reilly Automotive, Inc. (a)	28,249
		219,945
	Technology Hardware, Storage & Peripherals – 5.0%
2,721	Apple, Inc. (b)	483,168
	Thrifts & Mortgage Finance – 0.2%
568	Capitol Federal Financial, Inc.	6,436
409	Kearny Financial Corp.	5,419
189	Mr Cooper Group, Inc. (a)	7,864
		19,719
	Total Common Stocks	9,197,097
	(Cost $8,246,369)

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 4.6%
	Equity Real Estate Investment Trusts – 0.8%
668	SL Green Realty Corp. (a)	$47,896
696	Weyerhaeuser Co.	28,661
		76,557
	Mortgage Real Estate Investment Trusts – 3.8%
7,762	AGNC Investment Corp. (b)	116,740
19,639	Annaly Capital Management, Inc. (b)	153,577
752	BrightSpire Capital, Inc.	7,715
747	Ladder Capital Corp.	8,957
7,707	New Residential Investment Corp. (b)	82,542
		369,531
	Total Real Estate Investment Trusts	446,088
	(Cost $457,261)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 1.2%
	Independent Power & Renewable Electricity Producers – 0.4%
453	NextEra Energy Partners, L.P. (c)	38,233
	Oil, Gas & Consumable Fuels – 0.8%
2,457	Black Stone Minerals, L.P.	25,381
643	Sunoco, L.P.	26,254
1,342	Teekay LNG Partners, L.P. (c)	22,720
		74,355
	Total Master Limited Partnerships	112,588
	(Cost $101,746)
	Total Investments – 100.4%	9,755,773
	(Cost $8,805,376) (d)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PUT OPTIONS PURCHASED – 0.6%
1	S&P 500® Index	$476,618	$3,500.00	03/18/22	989
3	S&P 500® Index	1,429,854	3,875.00	03/18/22	5,550
3	S&P 500® Index	1,429,854	4,000.00	06/17/22	22,845
2	S&P 500® Index	953,236	4,100.00	09/16/22	28,200
	Total Put Options Purchased				57,584
	(Cost $181,431) (d)
WRITTEN OPTIONS – (2.6)%
CALL OPTIONS WRITTEN – (2.5)%
(1)	S&P 500® Index	(476,618)	4,500.00	01/21/22	(29,050)
(3)	S&P 500® Index	(1,429,854)	4,625.00	01/21/22	(50,361)
(2)	S&P 500® Index	(953,236)	4,650.00	01/21/22	(29,050)
(5)	S&P 500® Index	(2,383,090)	4,700.00	02/18/22	(75,085)
(3)	S&P 500® Index	(1,429,854)	4,700.00	03/18/22	(55,200)
	Total Call Options Written				(238,746)
	(Premiums received $178,035)

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PUT OPTIONS WRITTEN – (0.1)%
(2)	S&P 500® Index	$(953,236)	$3,500.00	09/16/22	$(13,580)
	(Premiums received $24,391)
	Total Written Options				(252,326)
	(Premiums received $202,426) (d)

Net Other Assets and Liabilities – 1.6%	157,575
Net Assets – 100.0%	$9,718,606

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged to cover options written.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,282,108 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $505,458. The net unrealized appreciation was $776,650. The amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,197,097	$ 9,197,097	$ —	$ —
Real Estate Investment Trusts*	446,088	446,088	—	—
Master Limited Partnerships*	112,588	112,588	—	—
Total Investments	9,755,773	9,755,773	—	—
Put Options Purchased	57,584	52,034	5,550	—
Total	$ 9,813,357	$ 9,807,807	$ 5,550	$—

LIABILITIES TABLE
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (238,746)	$ (238,746)	$ —	$ —
Put Options Written	(13,580)	—	(13,580)	—
Total	$ (252,326)	$ (238,746)	$ (13,580)	$—

*	See Portfolio of Investments for industry breakout.

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Banks – 9.9%
3,541,683	Bank of America Corp.	$157,569,477
2,610,246	Citigroup, Inc.	157,632,756
991,421	JPMorgan Chase & Co.	156,991,515
787,904	PNC Financial Services Group (The), Inc.	157,990,510
2,010,470	Popular, Inc.	164,938,959
		795,123,217
	Capital Markets – 7.9%
2,702,807	Bank of New York Mellon (The) Corp.	156,979,031
407,022	Goldman Sachs Group (The), Inc.	155,706,266
4,150,900	Jefferies Financial Group, Inc.	161,054,920
1,599,984	Morgan Stanley	157,054,429
		630,794,646
	Chemicals – 2.0%
520,917	Air Products and Chemicals, Inc.	158,494,206
	Communications Equipment – 2.0%
2,570,526	Cisco Systems, Inc.	162,894,233
	Consumer Finance – 4.0%
3,360,926	Ally Financial, Inc.	160,013,687
971,241	American Express Co.	158,895,027
		318,908,714
	Entertainment – 2.1%
2,532,773	Activision Blizzard, Inc.	168,505,388
	Food Products – 2.0%
2,380,956	Archer-Daniels-Midland Co.	160,928,816
	Health Care Providers & Services – 4.0%
349,168	Anthem, Inc.	161,853,335
342,846	Humana, Inc.	159,032,545
		320,885,880
	Household Durables – 4.1%
1,508,538	DR Horton, Inc.	163,600,946
2,933,319	PulteGroup, Inc.	167,668,514
		331,269,460
	Industrial Conglomerates – 2.0%
757,422	Honeywell International, Inc.	157,930,061
	Insurance – 10.0%
2,734,127	Aflac, Inc.	159,645,676
1,361,522	Allstate (The) Corp.	160,183,063
3,086,535	Fidelity National Financial, Inc.	161,055,396
2,295,635	Hartford Financial Services Group (The), Inc.	158,490,641
Shares	Description	Value

	Insurance (Continued)
2,579,404	MetLife, Inc.	$161,186,956
		800,561,732
	IT Services – 10.1%
392,243	Accenture PLC, Class A	162,604,336
677,458	Automatic Data Processing, Inc.	167,047,593
1,832,185	Cognizant Technology Solutions Corp., Class A	162,551,453
444,937	Mastercard, Inc., Class A	159,874,763
733,510	Visa, Inc., Class A	158,958,952
		811,037,097
	Leisure Products – 2.1%
1,651,209	Brunswick Corp.	166,326,283
	Machinery – 4.0%
736,430	Cummins, Inc.	160,644,840
742,262	Snap-on, Inc.	159,868,390
		320,513,230
	Media – 1.9%
4,204,631	Fox Corp., Class A	155,150,884
	Metals & Mining – 2.0%
2,623,274	Newmont Corp.	162,695,453
	Paper & Forest Products – 2.0%
2,079,946	Louisiana-Pacific Corp.	162,963,769
	Semiconductors & Semiconductor Equipment – 14.1%
1,063,346	Applied Materials, Inc.	167,328,127
3,070,092	Intel Corp.	158,109,738
232,245	Lam Research Corp.	167,018,992
558,954	NVIDIA Corp.	164,393,961
879,034	QUALCOMM, Inc.	160,748,948
1,024,444	Skyworks Solutions, Inc.	158,932,242
834,165	Texas Instruments, Inc.	157,215,077
		1,133,747,085
	Software – 3.8%
479,974	Microsoft Corp.	161,424,856
1,608,452	Oracle Corp.	140,273,099
		301,697,955
	Specialty Retail – 3.9%
1,553,634	Best Buy Co., Inc.	157,849,214
917,200	Williams-Sonoma, Inc.	155,126,036
		312,975,250
	Technology Hardware, Storage & Peripherals – 6.0%
908,084	Apple, Inc.	161,248,476
4,249,492	HP, Inc.	160,078,364

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
1,764,803	NetApp, Inc.	$162,344,228
		483,671,068
	Total Investments – 99.9%	8,017,074,427
	(Cost $7,107,553,681) (a)
	Net Other Assets and Liabilities – 0.1%	5,172,008
	Net Assets – 100.0%	$8,022,246,435

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $999,291,183 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $89,770,437. The net unrealized appreciation was $909,520,746.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,017,074,427	$ 8,017,074,427	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.9%(a)
	Capital Markets – 99.9%
9,427,573	First Trust Consumer Discretionary AlphaDEX® Fund	$584,886,629
9,533,223	First Trust Industrials/Producer Durables AlphaDEX® Fund	594,968,447
29,172,991	First Trust Nasdaq Oil & Gas ETF	567,122,945
16,969,084	First Trust Nasdaq Transportation ETF	586,281,852
3,335,573	First Trust NASDAQ-100- Technology Sector Index Fund	584,258,967
	Total Investments – 99.9%	2,917,518,840
	(Cost $2,090,559,306) (b)
	Net Other Assets and Liabilities – 0.1%	2,090,955
	Net Assets – 100.0%	$2,919,609,795

(a)	Represents investments in affiliated funds.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $852,340,036 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $25,380,502. The net unrealized appreciation was $826,959,534.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 2,917,518,840	$ 2,917,518,840	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2021, and for the fiscal year-to-date period (October 1, 2021 to December 31, 2021) are as follows:
Security Name	Shares at 12/31/2021	Value at 9/30/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2021	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	9,427,573	$552,125,467	$130,910,968	$ (125,928,138)	$24,833,556	$2,944,776	$584,886,629	$1,554,393
First Trust Industrials/Producer Durables AlphaDEX® Fund	9,533,223	552,378,296	134,062,538	(140,462,240)	46,461,338	2,528,515	594,968,447	982,621
First Trust Nasdaq Oil & Gas ETF	29,172,991	—	598,918,044	(5,872,283)	(25,380,502)	(542,314)	567,122,945	295,144
First Trust Nasdaq Transportation ETF	16,969,084	513,660,400	130,114,283	(120,097,556)	59,833,473	2,771,252	586,281,852	1,240,830
First Trust NASDAQ-100-Technology Sector Index Fund	3,335,573	545,036,466	135,500,617	(156,936,325)	38,326,991	22,331,218	584,258,967	41,431
First Trust Technology AlphaDEX® Fund	—	528,789,844	126,483,451	(684,609,978)	(288,506,301)	317,842,984	—	—
		$2,691,990,473	$1,255,989,901	$(1,233,906,520)	$(144,431,445)	$347,876,431	$2,917,518,840	$4,114,419

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Banks – 9.7%
31,469	1st Source Corp.	$1,560,863
56,982	Associated Banc-Corp.	1,287,223
88,188	First Commonwealth Financial Corp.	1,418,945
50,677	First Financial Bancorp	1,235,505
47,274	First Financial Corp.	2,141,040
28,379	First Merchants Corp.	1,188,796
126,480	FNB Corp.	1,534,202
74,630	Fulton Financial Corp.	1,268,710
30,849	German American Bancorp, Inc.	1,202,494
29,846	Heartland Financial USA, Inc.	1,510,506
16,295	Lakeland Financial Corp.	1,305,881
35,729	Mercantile Bank Corp.	1,251,587
39,473	MidWestOne Financial Group, Inc.	1,277,741
85,926	Old National Bancorp	1,556,979
9,545	Park National Corp.	1,310,624
48,240	Peoples Bancorp, Inc.	1,534,514
23,250	QCR Holdings, Inc.	1,302,000
14,591	Wintrust Financial Corp.	1,325,155
		25,212,765
	Commercial Services & Supplies – 5.4%
67,383	Clean Harbors, Inc. (a)	6,722,802
234,527	U.S. Ecology, Inc. (a)	7,490,792
		14,213,594
	Construction & Engineering – 39.8%
357,075	APi Group Corp. (a)	9,201,823
139,743	Arcosa, Inc.	7,364,456
78,540	Argan, Inc.	3,038,713
91,991	Comfort Systems USA, Inc.	9,101,589
196,463	Concrete Pumping Holdings, Inc. (a)	1,610,997
173,975	Construction Partners, Inc., Class A (a)	5,116,605
64,241	Dycom Industries, Inc. (a)	6,023,236
62,386	EMCOR Group, Inc.	7,947,352
325,422	Great Lakes Dredge & Dock Corp. (a)	5,115,634
156,016	Infrastructure and Energy Alternatives, Inc. (a)	1,435,347
83,937	MasTec, Inc. (a)	7,745,706
70,198	MYR Group, Inc. (a)	7,760,389
57,026	Northwest Pipe Co. (a)	1,813,427
56,185	NV5 Global, Inc. (a)	7,760,272
270,520	Primoris Services Corp.	6,487,070
64,577	Quanta Services, Inc.	7,404,399
198,527	Sterling Construction Co., Inc. (a)	5,221,260
319,792	Tutor Perini Corp. (a)	3,955,827
		104,104,102
Shares	Description	Value

	Electrical Equipment – 13.3%
135,183	Array Technologies, Inc. (a)	$2,121,021
60,428	Atkore International Group, Inc. (a)	6,718,989
69,494	Encore Wire Corp.	9,944,591
355,087	FTC Solar, Inc. (a)	2,684,458
40,280	Hubbell, Inc.	8,389,116
91,438	Powell Industries, Inc.	2,696,507
90,169	Shoals Technologies Group, Inc., Class A (a)	2,191,107
		34,745,789
	Machinery – 31.8%
111,178	Astec Industries, Inc.	7,701,300
105,896	Blue Bird Corp. (a)	1,656,213
143,518	Douglas Dynamics, Inc.	5,605,813
192,198	Evoqua Water Technologies Corp. (a)	8,985,257
175,069	Federal Signal Corp.	7,587,491
159,676	Mayville Engineering Co., Inc. (a)	2,380,769
469,053	Mueller Water Products, Inc., Class A	6,754,363
73,095	Oshkosh Corp.	8,238,537
63,901	Proto Labs, Inc. (a)	3,281,316
33,316	RBC Bearings, Inc. (a)	6,728,833
164,866	Shyft Group (The), Inc.	8,099,867
124,192	SPX Corp. (a)	7,411,779
442,272	Wabash National Corp.	8,633,149
		83,064,687
	Total Investments – 100.0%	261,340,937
	(Cost $236,197,181) (b)
	Net Other Assets and Liabilities – (0.0)%	(21,335)
	Net Assets – 100.0%	$261,319,602

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $37,721,086 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,577,330. The net unrealized appreciation was $25,143,756.

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 261,340,937	$ 261,340,937	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 54.5%
	Banks – 9.6%
14,522	Comerica, Inc.	$1,263,414
18,976	Fifth Third Bancorp	826,405
3,635	JPMorgan Chase & Co.	575,602
3,411	PNC Financial Services Group (The), Inc.	683,974
18,536	US Bancorp	1,041,167
10,139	Zions Bancorp N.A.	640,379
		5,030,941
	Capital Markets – 6.6%
8,716	Ares Management Corp., Class A	708,349
6,741	Blackstone, Inc.	872,218
8,579	Carlyle Group (The), Inc.	470,987
9,074	Morgan Stanley	890,704
2,674	T Rowe Price Group, Inc.	525,816
		3,468,074
	Consumer Finance – 2.9%
30,655	OneMain Holdings, Inc.	1,533,976
	Diversified Financial Services – 2.7%
19,205	Apollo Global Management, Inc.	1,391,018
	Food & Staples Retailing – 0.9%
10,594	Kroger (The) Co.	479,485
	Hotels, Restaurants & Leisure – 0.9%
3,089	Darden Restaurants, Inc.	465,327
	Insurance – 5.8%
9,343	American International Group, Inc.	531,243
4,046	Cincinnati Financial Corp.	460,961
8,266	Lincoln National Corp.	564,237
20,528	Principal Financial Group, Inc.	1,484,790
		3,041,231
	IT Services – 1.2%
4,691	Paychex, Inc.	640,322
	Media – 1.9%
26,094	Interpublic Group of (The) Cos., Inc.	977,220
	Multiline Retail – 1.8%
35,372	Macy’s, Inc.	926,039
	Oil, Gas & Consumable Fuels – 11.5%
6,937	Chesapeake Energy Corp.	447,575
9,904	ConocoPhillips	714,871
31,181	Devon Energy Corp.	1,373,523
21,634	Marathon Petroleum Corp.	1,384,360
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
35,991	ONEOK, Inc.	$2,114,831
		6,035,160
	Professional Services – 1.0%
5,172	ManpowerGroup, Inc.	503,391
	Semiconductors & Semiconductor Equipment – 3.6%
2,299	Broadcom, Inc.	1,529,777
2,040	Texas Instruments, Inc.	384,479
		1,914,256
	Technology Hardware, Storage & Peripherals – 1.0%
5,565	NetApp, Inc.	511,924
	Trading Companies & Distributors – 3.1%
8,794	Fastenal Co.	563,344
3,455	Watsco, Inc.	1,081,000
		1,644,344
	Total Common Stocks	28,562,708
	(Cost $27,184,983)
REAL ESTATE INVESTMENT TRUSTS – 45.1%
	Equity Real Estate Investment Trusts – 40.2%
26,715	American Campus Communities, Inc.	1,530,502
25,980	Apartment Income REIT Corp.	1,420,327
59,794	Brixmor Property Group, Inc.	1,519,366
17,606	CubeSmart	1,001,957
7,677	Duke Realty Corp.	503,918
5,966	Extra Space Storage, Inc.	1,352,671
3,200	Innovative Industrial Properties, Inc.	841,312
44,622	Iron Mountain, Inc.	2,335,069
54,852	Kimco Realty Corp.	1,352,102
10,975	Lamar Advertising Co., Class A	1,331,268
9,439	Life Storage, Inc.	1,445,866
2,244	Mid-America Apartment Communities, Inc.	514,863
12,249	Simon Property Group, Inc.	1,957,023
50,102	STORE Capital Corp.	1,723,509
22,725	Ventas, Inc.	1,161,702
12,752	Welltower, Inc.	1,093,739
		21,085,194

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage Real Estate Investment Trusts – 4.9%
105,717	Starwood Property Trust, Inc.	$2,568,923
	Total Real Estate Investment Trusts	23,654,117
	(Cost $21,696,439)
	Total Investments – 99.6%	52,216,825
	(Cost $48,881,422) (a)
	Net Other Assets and Liabilities – 0.4%	224,382
	Net Assets – 100.0%	$52,441,207

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,253,351 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $917,948. The net unrealized appreciation was $3,335,403.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 28,562,708	$ 28,562,708	$ —	$ —
Real Estate Investment Trusts*	23,654,117	23,654,117	—	—
Total Investments	$ 52,216,825	$ 52,216,825	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.9%
	Capital Markets – 99.9%(a)
971,237	First Trust Eurozone AlphaDEX® ETF	$44,751,687
821,792	First Trust Germany AlphaDEX® Fund	44,107,220
894,363	First Trust India NIFTY 50 Equal Weight ETF	42,312,313
668,559	First Trust Switzerland AlphaDEX® Fund	47,701,685
1,064,155	First Trust United Kingdom AlphaDEX® Fund	47,040,972
	Total Investments – 99.9%	225,913,877
	(Cost $206,163,643) (b)
	Net Other Assets and Liabilities – 0.1%	243,332
	Net Assets – 100.0%	$226,157,209

(a)	Represents investments in affiliated funds.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $21,156,586 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,406,352. The net unrealized appreciation was $19,750,234.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 225,913,877	$ 225,913,877	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2021, and for the fiscal year-to-date period (October 1, 2021 to December 31, 2021) are as follows:
Security Name	Shares at 12/31/2021	Value at 9/30/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2021	Dividend Income
First Trust BICK Index Fund	—	$52,406,007	$—	$ (54,637,985)	$ (6,305,717)	$8,537,695	$—	$—
First Trust Eurozone AlphaDEX® ETF	971,237	—	54,095,628	(7,984,065)	(1,111,581)	(248,295)	44,751,687	280,215
First Trust Germany AlphaDEX® Fund	821,792	52,146,239	1,776,695	(8,664,991)	(2,731,769)	1,581,046	44,107,220	146,489
First Trust India NIFTY 50 Equal Weighted ETF	894,363	57,888,541	—	(13,877,297)	(3,704,299)	2,005,368	42,312,313	458,647
First Trust Switzerland AlphaDEX® Fund	668,559	50,668,510	1,607,980	(9,021,866)	1,902,940	2,544,121	47,701,685	240,132
First Trust United Kingdom AlphaDEX® Fund	1,064,155	51,626,570	1,840,299	(8,839,585)	2,730,089	(316,401)	47,040,972	375,346
		$264,735,867	$59,320,602	$(103,025,789)	$(9,220,337)	$14,103,534	$225,913,877	$1,500,829

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.9%(a)
	Capital Markets – 99.9%
725,516	First Trust Consumer Discretionary AlphaDEX® Fund	$45,011,013
733,647	First Trust Industrials/Producer Durables AlphaDEX® Fund	45,786,909
2,245,061	First Trust Nasdaq Oil & Gas ETF	43,643,986
1,305,887	First Trust Nasdaq Transportation ETF	45,118,396
256,695	First Trust NASDAQ-100-Technology Sector Index Fund	44,962,696
	Total Investments – 99.9%	224,523,000
	(Cost $170,493,963) (b)
	Net Other Assets and Liabilities – 0.1%	157,252
	Net Assets – 100.0%	$224,680,252

(a)	Represents investments in affiliated funds.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $55,982,240 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,953,203. The net unrealized appreciation was $54,029,037.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 224,523,000	$ 224,523,000	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2021, and for the fiscal year-to-date period (October 1, 2021 to December 31, 2021) are as follows:
Security Name	Shares at 12/31/2021	Value at 9/30/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2021	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	725,516	$ 43,565,016	$ 9,777,091	$ (10,533,684)	$ 1,614,074	$ 588,516	$ 45,011,013	$ 119,420
First Trust Industrials/Producer Durables AlphaDEX® Fund	733,647	43,584,937	10,017,403	(11,661,563)	3,516,606	329,526	45,786,909	75,492
First Trust Nasdaq Oil & Gas ETF	2,245,061	—	45,855,004	(229,218)	(1,953,203)	(28,597)	43,643,986	22,675
First Trust Nasdaq Transportation ETF	1,305,887	40,529,967	9,715,490	(10,048,863)	4,451,736	470,066	45,118,396	95,330
First Trust NASDAQ-100-Technology Sector Index Fund	256,695	43,005,865	10,117,087	(12,923,990)	3,307,762	1,455,972	44,962,696	3,183
First Trust Technology AlphaDEX® Fund	—	41,724,071	9,483,887	(53,543,678)	(15,497,909)	17,833,629	—	—
		$212,409,856	$94,965,962	$(98,940,996)	$(4,560,934)	$20,649,112	$224,523,000	$316,100

Additional Information
First Trust Exchange-Traded Fund VI
December 31, 2021 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq Technology Dividend IndexTM, Nasdaq US Multi-Asset Diversified Income IndexSM, Nasdaq US Rising Dividend AchieversTM Index, and Dorsey Wright Momentum Plus Dividend YieldTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright Dynamic Focus 5 ETF, and First Trust Dorsey Wright International Focus 5 ETF are not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Indexes, which are determined, composed and calculated by Dorsey Wright without regard to First Trust or the Funds.
Richard Bernstein Advisors and Richard Bernstein Advisors American Industrial Renaissance® Index (“Index”) are trademarks and trade names of Richard Bernstein Advisors (“RBA”). The Fund is not sponsored, endorsed, sold or promoted by RBA and RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA’s only relationship to First Trust is the licensing of certain trademarks and trade names of RBA and of the Index, which is determined and composed by RBA without regard to First Trust or the Fund. RBA has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining or composing the Index. RBA is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. RBA has no obligation or liability in connection with the administration, marketing or trading of the Fund.
S&P International Dividend Aristocrats Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.